Note 13 - Income Taxes - Deferred Tax Assets and Deferred Tax Liabilities (Details) - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Deferred tax assets:
Allowances for loan losses	$ 3,010	$ 2,394
Deferred compensation costs	141	158
Deferred ESOP loan asset	430	453
Non-accruing loan interest	134	78
Other	499	182
Total gross deferred tax assets	4,214	3,265
Deferred tax liabilities:
Deferred loan costs	119	344
Premises and equipment basis difference	549	526
Originated mortgage servicing rights	856	607
Net unrealized gain on securities available for sale	496	18
Other	167	68
Total gross deferred tax liabilities	2,187	1,563
Net deferred tax assets	$ 2,027	$ 1,702